Revenue Information - Schedule of Revenue Based on Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	$ 43,074,903	$ 19,783,925	$ 21,006,306
Net Sales	39,241,487	18,659,655	20,029,552
Subscription package revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	29,369,450	3,282,252
Revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	13,691,036	16,467,586	20,852,642
Reservation revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales	14,417	13,275	30,800
Other revenue [Member]
Schedule of Revenue Based on Operations [Line Items]
Gross Sales		20,812	122,864
Sales refunds [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	(18,671)	(104,378)	(32,746)
Sales discount [Member]
Schedule of Revenue Based on Operations [Line Items]
Net Sales	$ (3,814,745)	$ (1,019,892)	$ (944,008)